Eaton Vance Municipals Trust
For the Connecticut Municipals Porfolio
        New Jersey Municipals Porfolio
        Pennsylvania Municipals Porfolio

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Semi-Annual Shareholder Report
January 31, 1996



Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investors Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104






                                     Connecticut Municipals Portfolio
                                     Portfolio of Investments - January 31, 1996 (Unaudited)
                                     Tax-Exempt Investments - 100%
Ratings   (Unaudited)    Principal
---------------------       Amount
          Standard            (000
Moody's   & Poor's         Omitted)  Security                                                             Value
-----------------------------------------------------------------------------                    ---------------
                                     Education - 9.1%
Baa       BBB               $1,000   Connecticut HEFA, University
                                     of Hartford, 6.75%, 7/1/12                                       $1,040,170
Baa       BBB                5,500   Connecticut HEFA, University
                                     of Hartford, 6.80%, 7/1/22                                        5,709,550
NR        BBB-               4,775   Connecticut HEFA, Quinnipiac
                                     College, 6.00%, 7/1/23                                            4,625,065
Baa       A                  1,000   Connecticut HEFA, Sacred
                                     Heart University, 6.80%,
                                     7/1/12                                                            1,085,710
NR        BBB-               1,000   Connecticut HEFA, Sacred
                                     Heart University, 5.80%,
                                     7/1/23                                                              940,010
NR        A                  1,125   Connecticut HEFA, Taft
                                     School, 5.40%, 7/1/20                                             1,120,399
Aaa       AAA                3,400   Connecticut HEFA, Yale
                                     University, 7.791%,
                                     6/10/30 (1)                                                       3,620,184
                                                                                                 ---------------
                                                                                                     $18,141,088
                                                                                                 ---------------
                                     Escrowed to Maturity - 2.9%
NR        AA-                 $650   State of Connecticut
                                     General Obligations Bonds,
                                     6.875%, 7/15/10                                                    $733,440
NR        AAA                  800   Connecticut Special Tax
                                     Obligation Bonds (STO),
                                     Transportation Infrastructure
                                     Purposes, 6.75%, 6/1/11                                             919,232
Aaa       AA-                  645   Connecticut STO,
                                     Transportation Infrastructure
                                     Purposes, 6.50%, 7/1/09                                             708,191
A1        NR                   300   Amity RSD No. 5 Bonds,
                                     6.80%, 6/15/08                                                      324,900
NR        A-                 1,630   City of Stratford, General
                                     Obligations Bonds, 7.30%,
                                     3/1/12                                                            1,885,013
NR        AAA                1,000   Puerto Rico Industrial Medical
                                     & Environmental Pollution
                                     Control Facilities, Dr.
                                     Pila Hospital, 7.85%, 8/1/28                                      1,114,790
                                                                                                 ---------------
                                                                                                      $5,685,566
                                                                                                 ---------------
                                     General Obligations - 4.5%
A         AA-               $2,000   City of Bridgeport, 6.125%,
                                     3/1/05                                                           $2,176,900
Aa        AA-                1,750   State of Connecticut, Capital
                                     Appreciation Bonds, 0%,
                                     11/1/09                                                             869,068
Aa        AA-                1,000   State of Connecticut, 5.50%,
                                     3/15/10                                                          $1,049,090
Aa        AA-                  500   State of Connecticut, 5.50%,
                                     3/15/11                                                             521,935
Aa        AA                 1,270   City of Danbury, 4.50%,
                                     2/1/14                                                            1,154,468
Aa1       NR                   650   City of Farmington, 5.70%,
                                     1/15/11                                                             702,468
NR        BBB                  500   Government of Guam, 5.40%,
                                     11/15/18                                                            464,710
Aa1       AA+                  925   City of Norwalk Maritime
                                     Center Project Bonds, 6.05%,
                                     2/1/09                                                              996,493
NR        NR                 1,000   Virgin Islands PFA Revenue
                                     Bonds, 7.25%, 10/1/18                                             1,075,430
                                                                                                 ---------------
                                                                                                      $9,010,562
                                                                                                 ---------------
                                     Health Care (Non-
                                     Hospital) - 12.3%
A1        AA-                 $600   Connecticut HEFA,
                                     Nursing Home Program
                                     (NHP) (Noble Horizons),
                                     6.00%, 11/1/22                                                     $618,216
A1        AA-                1,000   Connecticut HEFA, (NHP)
                                     (Jewish Home-Fairfield),
                                     6.25%, 11/1/20                                                    1,059,270
A1        AA-                  655   Connecticut HEFA, (NHP)
                                     (St. Camillus), 6.25%, 11/1/18                                      693,822
A1        AA-                3,250   Connecticut HEFA, (NHP)
                                     (St. Joseph's Manor) 6.25%,
                                     11/1/16                                                           3,434,535
A1        AA-                1,365   Connecticut HEFA, (NHP)
                                     (Sharon Healthcare) 6.25%,
                                     11/1/14                                                           1,449,316
A2        NR                 9,000   Connecticut Development
                                     Authority Health Care Bonds
                                     (Duncaster), 6.75%, 9/1/15 "                                      9,671,760
A1        AA-                  720   Connecticut HEFA, (NHP)
                                     (Highland View), 7.00%,
                                     11/1/07                                                             824,141
A1        AA-                  335   Connecticut HEFA, (NHP)
                                     (Wadsworth Glen), 7.00%,
                                     11/1/07                                                             383,454
A1        AA-                2,000   Connecticut HEFA, (NHP)
                                     (Wadsworth Glen), 7.50%,
                                     11/1/16                                                           2,329,660
A1        AA-                  500   Connecticut HEFA, (NHP)
                                     Windsor Nursing Home,
                                     7.125%, 11/1/24                                                     566,425
A1        AA-                3,000   Connecticut HEFA, (NHP)
                                     (Windsor), 7.125%, 11/1/14                                        3,409,830
                                                                                                 ---------------
                                                                                                     $24,440,429
                                                                                                 ---------------
                                     Hospitals - 7.2%
NR        A-                $3,770   Connecticut HEFA, William
                                     W. Backus Hospital, 6.375%,
                                     7/1/22                                                           $3,902,214
Baa1      NR                 9,150   Connecticut HEFA, Griffin
                                     Hospital, 5.75%, 7/1/23                                           8,337,403
NR        BBB-               2,000   Connecticut HEFA, New Britan
                                     Memorial Hospital, 7.75%,
                                     7/1/22                                                            2,168,800
                                                                                                 ---------------
                                                                                                     $14,408,417
                                                                                                 ---------------
                                     Housing - 10.5%
Aa        AA                  $100   Connecticut HFA Mortgage
                                     Revenue Bonds (MRB),
                                     7.40%, 11/15/99                                                    $104,177
Aa        AA                   250   Connecticut HFA, (MRB),
                                     7.10%, 11/15/00                                                     263,120
Aa        AA                   200   Connecticut HFA, (MRB),
                                     7.00%, 11/15/09                                                     213,472
Aa        AA                 6,200   Connecticut HFA, (MRB),
                                     6.70%, 11/15/12                                                   6,640,510
Aa        AA                   210   Connecticut HFA, (MRB),
                                     6.55%, 11/15/13                                                     222,020
Aa        AA                 3,000   Connecticut HFA, (MRB),
                                     6.20%, 5/15/14                                                    3,102,210
Aa        AA                 1,700   Connecticut HFA, (MRB),
                                     6.35%, 5/15/17                                                    1,784,864
Aa        AA+                  140   Connecticut HFA, (MRB),
                                     7.625%, 11/15/17                                                    145,254
Aa        AA                 1,340   Connecticut HFA, (MRB),
                                     6.90%, 5/15/20                                                    1,398,947
Aa        AA                 1,750   Connecticut HFA, (MRB),
                                     6.20%, 5/12/21                                                    1,783,180
Aa        AA                   100   Connecticut HFA, (MRB),
                                     6.70%, 11/5/22                                                      103,606
Aa        AA                 2,500   Connecticut HFA, (MRB),
                                     6.60%, 11/15/23                                                   2,632,250
Aa        AA                 2,000   Connecticut HFA, (MRB),
                                     6.75%, 11/15/23                                                   2,126,200
NR        AA                   305   Puerto Rico HFC, (MRB),
                                     7.50%, 10/1/11                                                      319,518
                                                                                                 ---------------
                                                                                                     $20,839,328
                                                                                                 ---------------
                                     Industrial Development/
                                     Pollution Control
                                     Revenues - 4.7%
Aaa       AAA               $1,000   Connecticut Development
                                     Authority PCR (Pfizer Inc.),
                                     6.55% 2/15/13                                                    $1,104,280
Aa        AA-                2,000   Connecticut Development
                                     Authority (Economic Develop-
                                     ment Projects), Revenue Bonds,
                                     6.00%, 11/15/08                                                   2,128,880
A1        A+                 2,000   Connecticut Development
                                     Authority (New England Power
                                     Company Project), 7.25%,
                                     10/15/15                                                          2,176,120
NR        BBB+               3,065   Connecticut Development
                                     Authority Airport Facility
                                     (Signature Flight) 6.625%,
                                     12/1/14                                                           3,146,805
Baa3      BB+                  700   Puerto Rico Port Authority
                                     American Airlines, 6.30%,
                                     6/1/23                                                              716,758
                                                                                                 ---------------
                                                                                                      $9,272,843
                                                                                                 ---------------
                                     Insured Airports - 4.9%
Aaa       AAA               $8,200   State of Connecticut Airport
                                     Revenue Bonds, Bradley
                                     International Airport, (FGIC),
                                     7.65%, 10/1/12                                                   $9,787,192
                                                                                                 ---------------
                                     Insured College and
                                     University - 3.9%
Aaa       AAA                 $725   Connecticut HEFA, Fairfield
                                     University (MBIA), 5.00%,
                                     7/1/18                                                             $700,321
Aaa       AAA                1,200   Connecticut HEFA, Connecticut
                                     College (MBIA), 6.625%,
                                     7/1/11                                                            1,304,904
Aaa       AAA                2,000   Connecticut HEFA, Trinity
                                     College (MBIA), 6.00%,
                                     7/1/22                                                            2,095,220
Aaa       AAA                1,555   Connecticut HEFA, Choate
                                     Rosemary College (MBIA),
                                     6.80%, 7/1/15  (2)                                                1,751,925
Aaa       AAA                  750   Connecticut HEFA, Loomis
                                     Chafee (MBIA), 6.00%,
                                     7/1/15                                                              790,867
Aaa       AAA                1,000   Connecticut HEFA, Loomis
                                     Chafee (MBIA), 6.00%,
                                     7/1/25                                                            1,047,560
                                                                                                 ---------------
                                                                                                      $7,690,797
                                                                                                 ---------------
                                     Insured Miscellaneous - 1.6%
Aaa       AAA               $2,160   Connecticut Municipal
                                     Electric Energy Cooperative
                                     Bonds (MBIA), 5.00%,
                                     1/1/18                                                           $2,087,359
Aaa       AAA                1,000   South Central Connecticut
                                     Water Authority Revenue
                                     Bonds 5.75%, 8/1/12                                               1,043,820
                                                                                                 ---------------
                                                                                                      $3,131,179
                                                                                                 ---------------
                                     Insured General
                                     Obligations - 3.3%
Aaa       AAA               $1,220   Town of Bethel, (MBIA),
                                     6.50%, 2/15/09                                                   $1,412,711
Aaa       AAA                  740   Town of Stratford, (MBIA),
                                     6.60%, 3/1/11                                                       867,717
Aaa       AAA                1,000   City of New Britain, (MBIA),
                                     6.00%, 3/1/12                                                     1,094,400
Aaa       AAA                1,000   Town of Plainfield, (MBIA),
                                     6.375%, 8/1/11                                                    1,089,320
Aaa       AAA                2,000   Puerto Rico Public Building
                                     Authority Bonds (AMBAC),
                                     5.50%, 7/1/25                                                     2,013,360
                                                                                                 ---------------
                                                                                                      $6,477,508
                                                                                                 ---------------
                                     Insured Healthcare - 0.8%
Aaa       AAA               $1,735   Connecticut HEFA, (NHP)
                                     (St. Joseph's Living Center),
                                     (AMBAC) 5.10%, 11/1/19                                           $1,686,004
                                                                                                 ---------------
                                     Insured Hospitals - 11.2%
Aaa       AAA               $1,000   Connecticut HEFA, Bridgeport
                                     Hospital (MBIA), 6.625%,
                                     7/1/18                                                           $1,103,810
NR        AAA                1,600   Connecticut HEFA, Bridgeport
                                     Hospital (CLEE), 5.25%,
                                     7/1/15                                                            1,561,872
Aaa       AAA                6,750   Connecticut HEFA, St. Francis
                                     Hospital (FGIC), 5.00%,
                                     7/1/23                                                            6,384,150
Aaa       AAA                1,500   Connecticut HEFA, Lawrence
                                     and Memorial Hospital (MBIA),
                                     5.00%, 7/1/13                                                     1,464,165
Aaa       AAA                5,750   Connecticut HEFA, Lawrence
                                     and Memorial Hospital (MBIA),
                                     5.00%, 7/1/22                                                     5,498,150
Aaa       AAA                1,000   Connecticut HEFA, Hospital of
                                     St. Raphael (AMBAC), 6.50%,
                                     7/1/11                                                            1,160,920
Aaa       AAA                1,500   Connecticut HEFA, Hospital of
                                     St. Raphael (AMBAC), 6.625%,
                                     7/1/14                                                            1,627,410
Aaa       AAA                2,000   Connecticut HEFA, Yale-New
                                     Haven Hospital (MBIA), 6.50%,
                                     7/1/12                                                            2,191,740
Aaa       AAA                1,200   Connecticut HEFA, Yale-New
                                     Haven Hospital (MBIA), 7.10%,
                                     7/1/25                                                            1,340,016
                                                                                                 ---------------
                                                                                                     $22,332,233
                                                                                                 ---------------
                                     Insured Solid Waste -  1.0%
Aaa       AAA               $2,000   Connecticut Resources Recovery
                                     Authority Mid-Connecticut
                                     System Bonds (MBIA), 5.50%,
                                     11/15/12                                                         $1,997,640
                                                                                                 ---------------
                                     Insured Water
                                     and Sewer - 0.8%
Aaa       AAA               $1,750   Connecticut Development
                                     Authority Water Facilities Bonds,
                                     Connecticut Water Company (AMBAC),(AMT), 5.875%,
                                     9/1/22                                                           $1,786,855
                                                                                                 ---------------
                                     Solid Waste - 8.1%
A         NR                $2,500   Bristol Resource Recovery
                                     Facility Operating Committee,
                                     (Ogden Martin Systems),
                                     6.50%, 7/1/14                                                    $2,672,350
Baa1      AA-                  450   Connecticut Resources
                                     Recovery Authority (American
                                     REF-FUEL Company),
                                     (AMT), 8.00%, 11/15/15                                              495,581
Baa1      A                  1,000   Connecticut Resources
                                     Recovery Authority (American
                                     REF-FUEL Company),
                                     (AMT), 8.10%, 11/15/15                                            1,103,850
A2        A                  4,250   Connecticut Resources
                                     Recovery Authority (American
                                     REF-FUEL Company),
                                     (AMT), 6.45%, 11/15/22                                            4,462,628
NR        A-                 7,970   Eastern Connecticut Resource
                                     Recovery Authority, (Wheela-
                                     brator Lisbon), 5.50%,
                                     1/1/20                                                            7,325,068
                                                                                                 ---------------
                                                                                                     $16,059,477
                                                                                                 ---------------
                                     Special Tax - 4.8%
A1        AA-               $1,000   State of Connecticut STO,
                                     5.40%, 9/1/10                                                    $1,015,640
A1        AA-                3,180   State of Connecticut STO,
                                     6.125%, 9/1/12                                                    3,526,429
Baa1      A                  4,465   Puerto Rico Highway &
                                     Transpotation Authority, series x,
                                     5.50%, 7/1/15                                                     4,475,314
Baa1      A                    500   Puerto Rico Highway &
                                     Transportation Authority
                                     5.50%, 7/1/15                                                       505,335
                                                                                                 ---------------
                                                                                                      $9,522,718
                                                                                                 ---------------
                                     Student Loans - 2.4%
A1        NR                  $440   Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds (AMT),
                                     7.375%, 11/15/05                                                   $467,795
A1        NR                 1,340   Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds (AMT),
                                     6.20%, 11/15/09                                                   1,397,647
A1        NR                 2,760   Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds (AMT),
                                     7.50%, 11/15/10                                                   2,943,098
                                                                                                 ---------------
                                                                                                      $4,808,540
                                                                                                 ---------------
                                     Utilities - 4.3%
NR        BBB               $1,100   Guam Power Authority
                                     Revenue Bonds, 6.625%,
                                     10/1/14                                                          $1,153,427
NR        BBB                3,625   Guam Power Authority
                                     Revenue Bonds, 6.30%,
                                     10/1/22                                                           3,697,210
NR        NR                 3,500   Virgin Islands Water and
                                     Power Authority, Electric
                                     Revenue System Bonds
                                     7.40%. 7/1/11                                                     3,758,825
                                                                                                 ---------------
                                                                                                      $8,609,462
                                                                                                 ---------------
                                     Water & Sewer
                                     Revenue - 1.7%
Aa        AA+               $1,250   State of Connecticut Clean
                                     Water Fund Revenue Bonds,
                                     6.00%, 10/1/12                                                   $1,393,075
NR        A+                 2,225   Connecticut Development
                                     Authority Water Facilities,
                                     Stamford Water Company,
                                     5.30%, 9/1/28                                                     2,151,263
                                                                                                 ---------------
                                                                                                       3,544,338
                                                                                                 ---------------
                                     Total tax-exempt investments
                                     (identified cost $190,611,515)                                 $199,232,176
                                                                                                 ===============


(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 27.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.3% to 14.0% of total investments.


                     See notes to financial statements





                                     New Jersey Municipals Portfolio
                                     Portfolio of Investments - January 31, 1996 (Unaudited)
                                     Tax-Exempt Investments - 100%
Ratings   (Unaudited)    Principal
----------------------      Amount
          Standard            (000
Moody's   & Poor's         Omitted)  Security                                                             Value
-----------------------------------------------------------------------------                    ---------------
                                     Cogeneration - 3.4%
NR        BB+              $12,750   New Jersey Economic
                                     Development Authority,
                                     Vineland Cogeneration
                                     Limited Partnership, (AMT),
                                     7.875%, 6/1/19                                                  $13,815,390
                                                                                                 ---------------
                                     Education - 3.1%
Baa1      BBB              $ 2,480   New Jersey Educational
                                     Facilities Authority, Seton
                                     Hall  University, 7.00%,
                                     7/1/21                                                          $ 2,718,030
Aa1       AA+                1,000   New Jersey Educational
                                     Facilities Authority,
                                     Princeton Theological
                                     Seminary, 6.375%, 7/1/22                                          1,084,500
NR        NR                 8,800   New Jersey Higher
                                     Educational Student Loan
                                     Bonds, (AMT), 0%,  7/1/10                                         3,377,088
NR        BBB-                 750   Puerto Rico Industrial, Tourist,
                                     Educational, Medical and
                                     Environmental  Authority,
                                     Polytechnic University, 5.50%,
                                     8/1/24                                                              679,260
NR        BBB-               1,000   Puerto Rico Industrial, Tourist,
                                     Educational, Medical and
                                     Environmental  Authority,
                                     Polytechnic University, 6.50%,
                                     8/1/24                                                            1,039,280
A1        AA                 2,500   Rutgers, The State University
                                     of New Jersey, 6.85%, 5/1/21                                      2,740,700
A         AA                 1,000   University of Medicine and
                                     Dentistry of New Jersey,
                                     7.20%, 12/1/19                                                    1,112,870
                                                                                                 ---------------
                                                                                                     $12,751,728
                                                                                                 ---------------
                                     Escrowed/Prerefunded - 2.6%
Aaa       AAA              $   870   The City of Newark, (AMBAC),
                                     Prerefunded to 10/1/99,
                                     7.375%, 10/1/07                                                 $   985,519
NR        NR                 2,000   County of Passaic, Prerefunded
                                     to 9/1/99, 6.70%, 9/1/13                                          2,212,740
Baa1      AAA                5,645   Puerto Rico Aqueduct and
                                     Sewer Authority, Prerefunded
                                     to 7/1/98, 7.875%, 7/1/17                                         6,285,708
Aa        AAA                1,205   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Barnett Hospital, (FHA),
                                     Prerefunded to 8/1/01, 6.80%,
                                     8/1/19                                                            1,367,192
                                                                                                 ---------------
                                                                                                     $10,851,159
                                                                                                 ---------------
                                     General Obligations - 13.5%
NR        BBB              $ 9,745   Government of Guam, 5.40%,
                                     11/15/18                                                        $ 9,057,198
NR        A+                 5,000   The Hudson County
                                     Improvement Authority,
                                     6.625%, 8/1/25                                                    5,349,400
Aa1       NR                 3,000   Mercer County Improvement
                                     Authority Solid Waste, 0%,
                                     4/1/10                                                            1,436,580
Baa1      A                  2,000   Commonwealth of Puerto
                                     Rico, 5.50%, 7/1/17                                               1,980,020
Baa1      A                  1,990   Commonwealth of Puerto
                                     Rico, 6.45%, 7/1/17                                               2,143,031
Baa1      A                  5,000   Commonwealth of Puerto
                                     Rico, 6.50%, 7/1/23                                               5,401,150
Baa1      A                  4,925   Commonwealth of Puerto
                                     Rico, 5.40%, 7/1/25                                               4,790,400
Baa1      A                  4,000   Puerto Rico Public
                                     Buildings Authority, Public
                                     Education and Health
                                     Facilities, 5.75%, 7/1/15                                         4,054,840
Baa1      A                  2,075   Puerto Rico Public
                                     Buildings Authority, Public
                                     Education and Health
                                     Facilities, 5.75%, 7/1/16                                         2,103,448
Baa1      A                  5,125   Puerto Rico Public Buildings
                                     Authority, Public Education
                                     and Health Facilities, 5.50%,
                                     7/1/21                                                            5,048,843
NR        NR                13,350   Virgin Islands Public Finance
                                     Authority, 7.25%, 10/1/18                                        14,356,990
                                                                                                 ---------------
                                                                                                     $55,721,900
                                                                                                 ---------------
                                     Healthcare (Non-
                                     Hospital) - 1.9%
NR        NR               $ 1,400   New Jersey Economic
                                     Development Authority,
                                     Claremont  Health System,
                                     8.75%, 9/1/22                                                   $ 1,495,200
NR        NR                 2,500   New Jersey Economic
                                     Development Authority,
                                     Victoria  Health , 7.65%,
                                     1/1/14                                                            2,452,300
NR        NR                 3,630   New Jersey Economic
                                     Development Authority,
                                     Forsgate, 8.625%,  6/1/25                                         3,733,310
                                                                                                 ---------------
                                                                                                     $ 7,680,810
                                                                                                 ---------------
                                     Hospitals - 7.4%
Aa        AAA              $ 9,585   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Barnett Hospital, (FHA),
                                     6.80%, 8/1/19                                                   $10,360,043
A         A-                 2,300   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Atlantic City Medical Center,
                                     6.80%, 7/1/11                                                     2,485,449
Baa1      NR                 5,875   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Deborah Heart and Lung
                                     Center, 6.30%, 7/1/23                                             6,063,764
Baa       NR                 2,000   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Southern Ocean County
                                     Hospital, 6.25%, 7/1/23                                           1,984,280
A         A-                10,425   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Chilton Memorial Hospital,
                                     5.00%, 7/1/13                                                     9,734,552
                                                                                                 ---------------
                                                                                                     $30,628,088
                                                                                                 ---------------
                                     Housing - 3.8%
NR        AAA              $ 2,000   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Presidential Plaza, (FHA),
                                     6.95%, 5/1/13                                                   $ 2,138,460
NR        AAA                3,700   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Presidential Plaza, (FHA),
                                     7.00%, 5/1/30                                                     3,935,320
NR        AA+                1,975   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Section 8, 7.10%, 11/1/11                                         2,114,001
NR        AA+                1,000   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Section 8, 7.10%, 11/1/12                                         1,070,380
NR        A+                 3,715   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Section 8, 6.60%, 11/1/14                                         3,890,125
NR        A+                 1,000   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Rental Housing, (AMT),
                                     7.10%, 5/1/22                                                     1,061,880
NR        AA+                1,250   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Rental Housing, (AMT),
                                     7.25%, 11/1/22                                                    1,323,213
Aaa       AAA                  300   Puerto Rico Housing
                                     Finance Corporation
                                     Mortgage Revenue  (GNMA),
                                     6.85%, 10/15/23                                                     207,043
                                                                                                 ---------------
                                                                                                    $15,740, 422
                                                                                                 ---------------
                                     Industrial Development/
                                     Pollution Control - 8.3%
NR        NR               $ 2,000   Middlesex County Pollution
                                     Control Financing Authority,
                                     Amerada Hess Corporation,
                                     7.875%, 6/1/22                                                  $ 2,278,380
NR        NR                 4,000   Middlesex County Pollution
                                     Control Financing Authority,
                                     Amerada Hess Corporation,
                                     6.875%, 12/1/22                                                   4,259,120
Aa1       NR                 3,000   New Jersey Economic
                                     Development Authority,
                                     Garden State Paper Company,
                                     (AMT), 7.125%, 4/1/22                                             3,134,610
NR        NR                 2,000   New Jersey Economic
                                     Development Authority,
                                     The Seeing Eye, Inc., 7.30%,
                                     4/1/11                                                            2,150,480
NR        NR                 5,640   New Jersey Economic
                                     Development Authority,
                                     Holt Hauling, (AMT), 8.95%,
                                     12/15/19                                                          5,982,968
NR        NR                 1,160   New Jersey Economic
                                     Development Authority,
                                     National Association of
                                     Accountants, Inc. 7.65%,
                                     7/1/09                                                            1,256,732
NR        AA-                3,300   New Jersey Economic
                                     Development Authority,
                                     Oak Grove Associates, 6.125%,
                                     12/1/06                                                           3,497,274
Baa1      A-                 2,135   New Jersey Economic
                                     Development Authority,
                                     GATX Terminals Corporation,
                                     7.30%, 9/1/19                                                     2,437,316
Aa3       AA-                1,300   Puerto Rico Industrial,
                                     Medical and Environmental
                                     Pollution Control
                                     Authority, Motorola, Inc.,
                                     6.75%, 1/1/14                                                     1,417,507
Baa3      BB+                7,750   Puerto Rico Port Authority,
                                     American Airlines, (AMT),
                                     6.30%, 6/1/23                                                     7,935,534
                                                                                                 ---------------
                                                                                                     $34,349,923
                                                                                                 ---------------
                                     Insured Education - 0.5%
Aaa       AAA              $ 2,000   New Jersey State Educational
                                     Facilities Authority, Seton Hall
                                     University, (BIGI), 6.85%,
                                     7/1/19                                                          $ 2,189,120
                                                                                                 ---------------
                                     Insured Healthcare - 0.6%
Aaa       AAA              $ 2,500   New Jersey Economic
                                     Development Authority, Clara
                                     Maass Health System, (FSA),
                                     5.00%, 7/1/25                                                   $ 2,378,025
                                                                                                 ---------------
                                     Insured Hospitals - 0.9%
Aaa       AAA              $ 2,000   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Hackensack Medical Center,
                                     (FGIC), 6.25%, 7/1/21                                           $ 2,086,260
Aaa       AAA                1,570   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Cathedral Health Services,
                                     (MBIA), 7.25%, 2/15/21                                            1,777,538
                                                                                                 ---------------
                                                                                                     $ 3,863,798
                                                                                                 ---------------
                                     Insured Housing - 1.3%
Aaa       AAA              $ 1,410   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     (MBIA), 7.375%, 10/1/17                                         $ 1,483,940
Aaa       AAA                1,740   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     (AMT), (MBIA), 7.70%,
                                     10/1/29                                                           1,840,694
Aaa       AAA                1,745   Pennsauken Township Housing
                                     Finance Corporation, (MBIA),
                                     8.00%, 4/1/11                                                     1,829,371
                                                                                                 ---------------
                                                                                                     $ 5,154,005
                                                                                                 ---------------
                                     Insured Lease Revenue - 4.9%
Aaa       AAA              $ 3,900   County of Atlantic, Public
                                     Facilities Lease Agreement,
                                     (FGIC), 6.00%, 3/1/13                                           $ 4,329,819
Aaa       AAA                1,750   County of Hudson, New
                                     Jersey Correctional Facility,
                                     (MBIA), 6.50%, 12/1/11                                            1,925,840
Aaa       AAA                6,240   County of Hudson, New
                                     Jersey Correctional Facility,
                                     (MBIA), 6.60%, 12/1/21                                            6,762,101
Aaa       AAA                2,500   County of Hudson, New
                                     Jersey Improvement Authority,
                                     Secondary Yield Curve
                                     Notes, (FGIC), Variable,
                                     12/1/25 (1)                                                       2,712,825
Aaa       AAA                1,800   County of Middlesex, New
                                     Jersey Certificates of
                                     Participation, (MBIA),
                                     6.125%, 2/15/19                                                   1,922,454
Aaa       AAA                2,225   University of Medicine and
                                     Dentistry Certificates of
                                     Participation, (MBIA), 6.75%,
                                     12/1/09                                                           2,445,431
                                                                                                 ---------------
                                                                                                     $20,098,470
                                                                                                 ---------------
                                     Insured Solid Waste - 0.4%
Aaa       AAA              $ 1,500   The Mercer County
                                     Improvement Authority,
                                     Solid Waste Revenue, (AMT),
                                     (FGIC), 6.70%, 4/1/13                                           $ 1,570,710
                                                                                                 ---------------
                                     Insured Special Tax - 0.6%
Aaa       AAA              $ 2,375   New Jersey Economic
                                     Development Authority,
                                     Market Transition Facility,
                                     (MBIA), 5.875%, 7/1/11                                          $ 2,522,060
                                                                                                 ---------------
                                     Insured Transporation - 5.5%
Aaa       AAA              $ 8,000   Delaware River Port
                                     Authority, (FGIC), 5.50%,
                                     1/1/26                                                          $ 8,048,160
Aaa       AAA                5,000   New Jersey Turnpike
                                     Authority "RITES", (MBIA),
                                     Variable, 1/1/16 (1)                                              6,593,200
Aaa       AAA                6,950   New Jersey Turnpike
                                     Authority, (MBIA), 6.50%,
                                     1/1/16                                                            8,109,260
                                                                                                 ---------------
                                                                                                     $22,750,620
                                                                                                 ---------------
                                     Insured Utilities - 3.5%
Aaa       AAA              $ 2,750   New Jersey Economic
                                     Development Authority,
                                     New Jersey American Water
                                     Co., (AMT), (FGIC), 6.875%,
                                     11/1/34                                                         $ 3,072,025
Aaa       AAA               11,500   Salem County, New Jersey,
                                     Public Service Electric and Gas,
                                     (MBIA), 5.55%, 11/1/33                                           11,507,475
                                                                                                 ---------------
                                                                                                     $14,579,500
                                                                                                 ---------------
                                     Insured Water & Sewer - 1.4%
Aaa       AAA              $ 2,500   Middlesex County Utilities
                                     Authority, Sewer Revenue
                                     (MBIA), Variable,
                                     8/15/10 (1)                                                     $ 2,841,625
Aaa       AAA                2,935   New Jersey Economic
                                     Development Authority,
                                     Middlesex Water,  (MBIA),
                                     5.25%, 2/1/29                                                     2,836,824
                                                                                                 ---------------
                                                                                                     $ 5,678,449
                                                                                                 ---------------
                                     Lease/Certificate
                                     of Participation - 3.1%
Baa1      A-               $   720   County of Atlantic, New
                                     Jersey Public Facilities Lease
                                     Agreement,  8.875%,
                                     1/15/14                                                         $   995,918
Baa1      A-                   785   County of Atlantic, New
                                     Jersey Public Facilities Lease
                                     Agreement, 8.875%,
                                     1/15/15                                                           1,089,682
A1        NR                 1,000   Township of Bedminster,
                                     New Jersey Board of
                                     Education, 7.125%,
                                     9/1/10                                                            1,132,310
Aa        AA-                1,000   Mercer County Improvement
                                     Authority, Richard J. Hughes
                                     Justice  Complex, 6.05%,
                                     1/1/14                                                            1,003,250
Aa        AA-                2,000   Mercer County Improvement
                                     Authority, Richard J. Hughes
                                     Justice Complex, 6.05%,
                                     1/1/15                                                            2,006,500
Aa        AA-                1,500   Mercer County Improvement
                                     Authority, Richard J. Hughes
                                     Justice Complex, 6.05%,
                                     1/1/16                                                            1,504,575
Aa        AA-                1,500   Mercer County Improvement
                                     Authority, Richard J. Hughes
                                     Justice Complex, 6.05%,
                                     1/1/17                                                            1,504,575
Aa        AA-                1,250   New Jersey Building
                                     Authority, 7.20%, 6/15/13                                         1,358,413
Aa        AA-                2,590   New Jersey Building
                                     Authority, Garden State
                                     Savings Bonds, 0%, 6/15/10                                        1,236,140
NR        A+                 1,000   New Jersey Economic
                                     Development Authority,
                                     Performing Arts Center
                                     Site Acquisition, 6.75%,
                                     6/15/12                                                           1,083,870
                                                                                                 ---------------
                                                                                                     $12,915,233
                                                                                                 ---------------
                                     Life care - 1.3%
NR        NR               $   300   New Jersey Economic
                                     Development Authority,
                                     Cadbury Corporation,
                                     8.70%, 7/1/07                                                   $   329,001
NR        NR                   615   New Jersey Economic
                                     Development Authority,
                                     Cadbury Corporation,
                                     7.50%, 7/1/21                                                       628,751
NR        NR                 4,000   New Jersey Economic
                                     Development Authority,
                                     Keswick Pines, 8.75%,
                                     1/1/24                                                            4,235,960
                                                                                                 ---------------
                                                                                                     $ 5,193,712
                                                                                                 ---------------
                                     Miscellaneous - 3.0%
A1        A+               $ 1,650   New Jersey Economic
                                     Development Authority,
                                     Economic Recovery Fund,
                                     0%, 9/15/09                                                     $   818,219
A1        A+                 5,500   New Jersey Economic
                                     Development Authority,
                                     Economic Recovery  Fund,
                                     0%, 3/15/13                                                       2,232,175
NR        NR                 7,600   New Jersey Sports and
                                     Exposition Authority,
                                     Monmouth Park, 8.00%,
                                     1/1/25                                                            8,490,796
Aa        A+                 1,000   New Jersey Sports and
                                     Exposition Authority, 5.50%,
                                     9/1/23                                                            1,011,820
                                                                                                 ---------------
                                                                                                     $12,553,010
                                                                                                 ---------------
                                     Solid Waste - 6.9%
Ba        NR               $ 3,655   The Atlantic County Utilities
                                     Authority, Solid Waste Revenue,
                                     7.125%, 3/1/16                                                  $ 3,754,928
Ba        BBB+               6,125   Pollution Control Financing
                                     Authority of Camden
                                     County, (AMT), 7.50%,
                                     12/1/09                                                           6,475,901
Ba        NR                 5,975   Mercer County Improvement
                                     Authority, Solid Waste
                                     System Revenue (AMT),
                                     0%, 4/1/14                                                        1,614,146
Ba        NR                 6,000   Mercer County Improvement
                                     Authority, Solid Waste System
                                     Revenue (AMT), 0%, 4/1/15                                         1,508,160
Ba        NR                 3,000   Mercer County Improvement
                                     Authority, Solid Waste System
                                     Revenue (AMT), 0%, 4/1/16                                           701,640
Ba        NR                 1,500   Passaic County Utilities
                                     Authority Solid Waste System
                                     Revenue, 7.00%, 11/15/07                                          1,523,565
                                     Solid Waste - (continued)
NR        A-                11,930   Union County, New Jersey
                                     Utilities Authority, Solid Waste
                                     Revenue, (AMT), 7.20%,
                                     6/15/14                                                          12,746,012
                                                                                                 ---------------
                                                                                                    $ 28,324,352
                                                                                                 ---------------
                                     Special Tax - 2.1%
Baa1      A                $ 2,285   Puerto Rico Highway and
                                     Transportation Authority,
                                     6.625%, 7/1/12                                                 $  2,525,793
Baa1      A                  1,000   Puerto Rico Highway and
                                     Transportation Authority,
                                     5.50%, 7/1/15                                                     1,010,670
Baa1      A                  4,100   Puerto Rico Highway and
                                     Transportation Authority,
                                     6.625%, 7/1/18                                                    4,532,058
Baa1      BBB+                 550   Puerto Rico Infrastructure
                                     Financing Authority , 7.90%,
                                     7/1/07                                                              602,426
                                                                                                 ---------------
                                                                                                    $  8,670,947
                                                                                                 ---------------
                                     Transportation - 12.0%
NR        BBB              $ 1,250   Guam Airport Authority,
                                     (AMT), 6.60%, 10/1/10                                          $  1,293,125
NR        BBB                2,000   Guam Airport Authority,
                                     (AMT), 6.70%, 10/1/23                                             2,061,360
NR        BBB                1,400   Guam Airport Authority,
                                     6.50%, 10/1/23                                                    1,433,082
A1        AA-                5,000   The Port Authority of New
                                     York and New Jersey, (AMT),
                                     6.25%, 1/15/27                                                    5,203,350
A1        AA-                9,500   The Port Authority of New
                                     York and New Jersey,
                                     7.35%, 10/1/27                                                   11,262,725
A1        AA-                2,645   The Port Authority of New
                                     York and New Jersey,
                                     6.75%, 8/1/26                                                     2,870,380
A1        AA-                5,950   The Port Authority of New
                                     York and New Jersey,
                                     5.375%, 3/1/28                                                    5,999,802
A1        AA-                9,000   The Port Authority of
                                     New York and New Jersey,
Ba1       BB                 5,100   The Port Authority of New
                                     York and New Jersey,
                                     Delta Air Lines Inc., 6.95%,
                                     6/1/08                                                            5,539,416
Baa2      BB+                3,900   New Jersey Economic
                                     Development Authority,
                                     American Airlines, (AMT),
                                     7.10%, 11/1/31                                                    4,160,754
                                                                                                 ---------------
                                                                                                    $ 49,625,804
                                                                                                 ---------------
                                     Utilities - 5.8%
NR        BBB              $   100   Guam Power Authority,
                                     5.25%, 10/1/13                                                 $     92,405
NR        BBB                  750   Guam Power Authority,
                                     5.25%, 10/1/23                                                      674,460
NR        BBB                5,000   Guam Power Authority,
                                     6.75%, 10/1/24                                                    5,291,550
Baa2      BBB                  625   New Jersey Economic
                                     Development Authority,
                                     Elizabethtown Gas Co.,
                                     (AMT), 6.75%, 10/1/21                                               641,050
A2        A                  1,455   New Jersey Economic
                                     Development Authority,
                                     Natural Gas Facilities, 7.05%,
                                     3/1/16                                                            1,550,506
Baa1      A-                   460   Puerto Rico Electric Power
                                     Authority, 7.125%, 7/1/14                                           505,319
Baa1      A-                 3,000   Puerto Rico Electric Power
                                     Authority, 6.00%, 7/1/14                                          3,107,820
Baa1      A-                 1,000   Puerto Rico Electric Power
                                     Authority, 5.25%, 7/1/21                                            965,940
Baa1      A-                 5,340   Puerto Rico Electric Power
                                     Authority, 5.50%, 7/1/25                                          5,270,687
NR        NR                 5,105   Virgin Islands Water and
                                     Power Authority, Electric
                                     System Revenue, 7.40%,
                                     7/1/11                                                            5,482,515
                                                                                                 ---------------
                                                                                                    $ 23,582,252
                                                                                                 ---------------
                                     Water & Sewer - 2.2%
A1        AA-              $ 2,000   Gloucester County Utilities
                                     Authority, 6.50%, 1/1/21                                       $  2,131,180
A3        A                  3,250   New Jersey Economic
                                     Development Authority,
                                     Elizabethtown Water Revenue,
                                     (AMT), 6.70%, 8/1/21                                              3,504,930
Aa        AA                 1,400   New Jersey Wastewater
                                     Treatment Trust, 7.25%,
                                     5/15/08                                                           1,520,372
Aa        AA                 1,000   New Jersey Wastewater
                                     Treatment Trust, 6.875%,
                                     6/15/09                                                           1,117,940
Aa        AA                   250   New Jersey Wastewater
                                     Treatment Trust, 7.00%,
                                     6/15/10                                                             280,185
A1        AA                   500   The Somerset Raritan
                                     Valley Sewerage Authority
                                     6.75%, 07/1/10                                                      546,805
                                                                                                 ---------------
                                                                                                    $  9,101,412
                                                                                                 ---------------
                                     Total tax-exempt investments
                                     (identified cost $381,677,960)                                 $412,290,899
                                                                                                 ===============


(1) The above designated securities have been issued as inverse floater bonds.
The Portfolio primarily invests in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduced the risk associated with such economic developments, at January 31, 1996, 19.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.2% to 13.3% of total investments.




                         See notes to financial statements





                                     Pennsylvania Municipals Portfolio
                                     Portfolio of Investments - January 31, 1996 (Unaudited)
                                     Tax-Exempt Investments - 100%
Ratings   (Unaudited)    Principal
----------------------      Amount
          Standard            (000
Moody's   & Poor's         Omitted)  Security                                                             Value
-----------------------------------------------------------------------------                    ---------------
                                     Assisted Living - 2.7%
NR        NR               $ 2,680   Chester County IDA Senior
                                     Lifechoice of Paoli, 8.05%,
                                     1/1/24                                                          $ 2,715,992
NR        NR                 5,000   Chester County IDA Senior
                                     Lifechoice of Kimberton,
                                     8.50%, 9/1/25                                                     5,096,100
NR        NR                 5,000   Delaware County IDA Senior
                                     Quarters Project, 5.625%,
                                     9/1/25                                                            5,144,450
                                                                                                 ---------------
                                                                                                     $12,956,542
                                                                                                 ---------------
                                     Cogeneration - 5.6%
NR        NR               $12,000   PA EDA, Northampton
                                     Generation Project (AMT),
                                     6.50%, 1/1/13                                                   $12,051,120
NR        BBB-               9,000   PA EDA, Colver Project,
                                     (AMT), 7.125%, 12/1/15                                            9,729,270
NR        BBB-               5,000   PA EDA, Colver Project,
                                     (AMT), 7.15%, 12/1/18                                             5,394,400
                                                                                                 ---------------
                                                                                                     $27,174,790
                                                                                                 ---------------
                                     Education - 4.8%
NR        BBB              $ 4,865   Erie Higher Education
                                     Building Authority, Mercy-
                                     hurst College, 5.75%,
                                     3/15/20                                                         $ 4,864,611
Baa1      NR                 1,500   Latrobe, Saint Vincent
                                     College, 6.75%, 5/1/24                                            1,631,460
NR        AAA                2,000   Lehigh County, Allentown
                                     College of St. Francis, 6.75%,
                                     12/15/12                                                          2,190,820
NR        A-                 4,225   Scranton-Lackawanna,
                                     Pennsylvania University,
                                     University of Scranton,
                                     6.40%, 3/1/07                                                     4,536,298
NR        AA                 9,700   Swarthmore Borough,
                                     Swathmore College, 6.00%,
                                     9/15/20                                                          10,232,530
                                                                                                 ---------------
                                                                                                     $23,455,719
                                                                                                 ---------------
                                     Escrowed - 6.3%
Aaa       AAA              $ 5,600   Berks County, GO, (FGIC),
                                     Variable, 11/15/20 (1)                                            6,667,192
Aaa       A-                 1,750   Chester County, HEFA,
                                     Bryn Mar Hospitals, 6.75%,
                                     7/1/14                                                            2,014,390
Aaa       AAA                2,000   Doylestown Hospital Authority,
                                     (AMBAC), 6.90%, 7/1/19                                            2,217,800
Aaa       AAA                1,405   Lycoming County, GO,
                                     (FGIC), 6.40%, 8/15/11                                            1,556,038
Aaa       AAA                  945   Lycoming County, GO,
                                     (FGIC), 6.40%, 8/15/11                                            1,046,588
NR        A-                 1,000   PA HEFA, Elizabeth College,
                                     7.25%, 6/15/11                                                    1,158,360
NR        A-                 6,900   PA IDA, Economic
                                     Development, 7.00%, 1/1/11                                        7,917,405
NR        A-                 5,155   Philadelphia, Hospital and
                                     Higher Education Facility
                                     Authority, Presbyterian
                                     Medical Center, 6.50%,
                                     12/1/11                                                           5,962,272
Baa1      A                  1,000   Puerto Rico Aqueduct &
                                     Sewer, 7.90%, 7/1/07                                              1,114,070
Aaa       AAA                  500   York County Hospital
                                     Authority, (AMBAC), 7.00%,
                                     7/1/21                                                              569,610
                                                                                                 ---------------
                                                                                                     $30,223,725
                                                                                                 ---------------
                                     General Obligations - 6.2%
NR        A                $ 3,000   Chester Upland School
                                     Distict, 6.375%, 9/1/21                                           3,170,040
NR        A                  3,000   Dauphin County, 6.90%,
                                     6/2/26                                                            3,307,260
A1        A+                 2,050   Lower Providence Township
                                     Sewer Authority Guaranteed,
                                     6.75%, 5/01/22                                                    2,310,166
NR        A                  1,950   McKeesport Area School
                                     District, 5.00%, 4/1/13                                           1,871,727
A1        AA-                  465   Pennsylvania
                                     6.75%, 1/1/07                                                       509,073
A1        AA-                  500   Pennsylvania
                                     6.75%, 1/1/08                                                       545,100
A1        AA-                5,435   Pennsylvania
                                     6.50%, 11/1/09                                                    5,872,789
A1        AA-                2,000   Pennsylvania
                                     6.375%, 9/15/12                                                   2,134,800
Baa1      A                  5,100   Puerto Rico
                                     5.40%, 7/1/25                                                     4,960,617
Baa1      A                  2,000   Puerto Rico Aqueduct &
                                     Sewer, 6.25%, 7/1/12                                              2,208,700
Baa1      A                  3,375   Puerto Rico Aqueduct &
                                     Sewer, 5.00%, 7/1/19                                              3,196,631
                                                                                                 ---------------
                                                                                                     $30,086,903
                                                                                                 ---------------
                                     Hospitals - 18.8%
NR        AAA              $ 2,440   Allegheny County, IDA,
                                     Presbyterian Medical Center,
                                     6.75%, 2/1/26                                                   $ 2,610,507
Baa       BBB                2,000   Dauphin County, Community
                                     General Osteopathic Hospital,
                                     7.375%, 6/1/16                                                    2,154,840
                                     Hospitals - (continued)
NR        A-                10,250   Delaware County, Riddle
                                     Memorial Hospital, 6.50%,
                                     1/1/22                                                           10,394,320
NR        NR                 4,755   Hazelton Luzerne County,
                                     Saint Joseph Medical Center,
                                     8.375%, 7/1/12                                                    4,992,890
Baa       NR                 2,670   Indiana County, Indiana
                                     Hospital, 7.125%, 7/1/23                                          2,788,815
NR        BBB+               3,500   Lebanon County, Good
                                     Samaritan Hospital, 6.00%,
                                     11/15/18                                                          3,377,570
A         A                  3,250   Lehigh County, Muhlenberg
                                     Hospital, 6.60%, 7/15/22                                          3,364,498
NR        BBB-               5,405   McKean County, Bradford
                                     Hospital, 6.10%, 10/1/20                                          4,925,036
Baa1      BBB+               2,550   Monroeville, Forbes Health
                                     System, 6.25%, 10/1/15                                            2,589,806
NR        BBB+               2,615   Montgomery County,
                                     Pottstown Medical Center,
                                     6.875%, 11/15/20                                                  2,697,896
A1        A+                   500   PA Hospital and Higher
                                     Education, Allegheny General
                                     Hospital, 7.25%, 9/1/17                                             549,120
A         BBB+               8,500   PA Hospital and Higher
                                     Education, Albert Einstein
                                     Medical Center, 7.625%,
                                     4/1/11                                                            9,179,575
Baa1      BBB+              12,800   PA Hospital and Higher
                                     Education. Graduate Health
                                     System, 6.625%, 7/1/21                                           12,995,328
Baa1      A-                10,515   PA Hospital and Higher
                                     Education, Temple University
                                     Hospital, 6.625%, 11/15/23                                       11,034,231
Aa        AA                 1,000   PA Hospital and Higher
                                     Education, Children's Hospital,
                                     5.00%, 2/15/21                                                      915,960
Aa        NR                 4,750   Pottsville, Hospital Authority,
                                     Daughters of Charity, 5.00%,
                                     8/15/12                                                           4,523,948
Baa       NR                 4,115   Somerset County, Community
                                     Hospital Project, 6.75%,
                                     3/1/11                                                            4,099,322
A         NR                 7,000   Washington County,
                                     Monongahela Valley Hospital
                                     6.75%, 12/1/08                                                    7,554,820
                                                                                                 ---------------
                                                                                                     $90,748,482
                                                                                                 ---------------
                                     Housing - 7.2%
Aaa       NR               $ 2,175   Allegheny County SFMR,
                                     (GNMA), 7.15%, 6/1/17                                           $ 2,231,876
NR        AAA                2,900   Allegheny County SFMR,
                                     Ladies Grand Army Project,
                                     (FHA), 6.35%, 10/1/36                                             2,958,377
NR        AAA                1,000   Bucks County, Mortgage
                                     Revenue Bonds, Warminster
                                     Heights Project, (FHA),
                                     Section 8-A, 6.80%, 8/1/12                                        1,051,520
Aa        AA                 3,730   Pennsylvania HFA SFMR,
                                     6.90%, 4/1/17                                                     3,943,617
Aa        AA                 4,000   Pennsylvania HFA SFMR,
                                     6.85%, 4/1/16                                                     4,216,320
Aa        AA                 1,000   Pennsylvania HFA SFMR,
                                     (AMT), Variable, 10/1/23 (1)                                      1,129,190
Aa        AA                 8,350   Pennsylvania HFA SFMR,
                                     (AMT), 7.50%, 10/1/25                                             9,177,903
Aaa       NR                 3,000   Philadelphia Redevelopment
                                     Authority, MF, 6.95%,
                                     5/15/24                                                           3,186,180
A1        A                  4,235   Urban Redevelopment Authority
                                     of Pittsburgh Mortgage, (AMT),
                                     7.10%, 4/1/24                                                     4,421,213
A1        A                    265   Urban Redevelopment Authority
                                     of Pittsburgh, 7.45%, 4/1/10                                        282,416
A1        A                  1,000   Urban Redevelopment Authority
                                     of Pittsburgh Mortgage, 7.125%,
                                     4/1/15                                                            1,067,560
A1        A                  1,055   Urban Redevelopment Authority
                                     of Pittsburgh Mortgage, (AMT),
                                     7.40%, 4/1/24                                                     1,113,447
                                                                                                 ---------------
                                                                                                     $34,779,619
                                                                                                 ---------------
                                     Industrial Development
                                     Authority - 9.5%
A3        A                $ 6,950   Butler County IDA, Witco
                                     Corporation Project, 5.85%,
                                     12/1/23                                                         $ 7,058,212
NR        BB                 1,005   Clearfield County IDA,
                                     KMart Corporation, 6.80%,
                                     5/15/07                                                             848,280
NR        A+                 4,000   Franklin County IDA,
                                     Corning Incorporated, 6.25%,
                                     8/1/05                                                            4,399,480
NR        AAA                8,265   Mercer County IDA, Hillcrest
                                     Nursing Center, 0%,
                                     1/15/13                                                           2,424,207
A2        A                 12,000   New Morgan IDA, New
                                     Morgan Landfill, (AMT),
                                     6.50%, 4/1/19                                                    12,750,240
Baa2      BBB-               5,000   Pennsylvania IDA, Macmilliam
                                     Project, (AMT), 7.60%,
                                     12/1/20                                                           5,658,600
Baa1      BBB+               4,450   Pennsylvania IDA, Sun
                                     Company Project, (AMT),
                                     7.60%, 12/1/24                                                    5,004,114
                                     Industrial Development
                                     Authority - (continued)
NR        NR                 6,500   Philidelphia IDA Refrigerated
                                     Enterprises Project, (AMT),
                                     9.05%, 12/1/19                                                    6,938,685
NR        BB                 1,105   Shamokin IDA, KMart
                                     Corporation, 6.70%, 7/1/07                                          923,868
                                                                                                 ---------------
                                                                                                     $46,005,686
                                                                                                 ---------------
                                     Insured Education - 2.0%
Aaa       AAA              $ 5,000   Cumberland County Messiah
                                     College Project, 5.125%,
                                     10/1/15                                                         $ 4,840,200
Aaa       AAA                2,500   PA Higher Education Student
                                     Loan, (AMBAC), (AMT),
                                     7.15%, 9/1/21                                                     2,698,675
Aaa       AAA                1,500   PA Higher Education Student
                                     Loan, (AMBAC), (AMT),
                                     Variable, 3/1/22 (1)                                              1,541,235
Aaa       AAA                  700   PA Higher Education Student
                                     Loan, (AMBAC), (AMT),
                                     Variable, 9/1/26 (1)                                                773,283
                                                                                                 ---------------
                                                                                                     $ 9,853,393
                                                                                                 ---------------
                                     Insured General
                                     Obligation - 4.4%
Aaa       AAA              $ 1,750   Deer Lakes School District,
                                     (MBIA), 6.45%, 1/15/19                                          $ 1,854,615
Aaa       AAA                2,170   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/20                                        572,055
Aaa       AAA                2,170   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/21                                        541,849
Aaa       AAA                2,170   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/22                                        513,227
Aaa       AAA                2,170   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/23                                        486,123
Aaa       AAA                4,345   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/24                                        921,966
Aaa       AAA                1,460   Haverford School District,
                                     (FGIC), 6.125%, 6/1/14                                            1,532,066
Aaa       AAA                7,500   Keystone Oaks School
                                     District, (AMBAC), Variable,
                                     9/1/16 (1)                                                        7,951,350
Aaa       AAA                1,430   Mars Area School District,
                                     (MBIA), 0%, 3/1/14                                                  535,449
Aaa       AAA                3,200   Philidelphia General
                                     Obligation, (MBIA), 5.00%,
                                     5/15/20                                                           3,036,000
Aaa       AAA                  655   Rochester Area School District,
                                     (AMBAC), 0%, 5/1/10                                                 312,297
Aaa       AAA                2,795   Venango County General
                                     Obiligation, (AMBAC),
                                     6.30%, 12/1/19                                                    2,930,194
                                                                                                 ---------------
                                                                                                     $21,187,191
                                                                                                 ---------------
                                     Insured Hospitals - 8.7%
Aaa       AAA              $ 1,170   Allegheny County Children's
                                     Hospital of Pittsburgh, (MBIA),
                                     6.75%, 7/1/08                                                   $ 1,252,848
Aaa       AAA                3,750   Allegheny County Magee-
                                     Womens Hospital, (FGIC), 0%,
                                     10/1/15                                                           1,285,912
Aaa       AAA                5,000   Allegheny County University
                                     of Pittsburgh Medical Center,
                                     (MBIA), 5.375%, 12/1/25                                           4,930,100
Aaa       AAA                1,400   Armstrong County Saint Francis
                                     Health Care, (AMBAC), 6.25%,
                                     6/1/13                                                            1,487,472
Aaa       AAA                2,500   Armstrong County Saint Francis
                                     Health Care, (AMBAC), 6.00%,
                                     8/15/08                                                           2,645,550
Aaa       AAA                4,400   Bucks County, IDA, Grand View
                                     Hospital, (AMBAC), 5.25%,
                                     7/1/21                                                            4,244,284
Aaa       AAA                  775   Carbon County, Gnaden Memorial
                                     Hospital, (AMBAC), 7.00%,
                                     11/15/14                                                            843,324
Aaa       AAA                  750   Erie County, Harlot Medical
                                     Center, (AMBAC), 7.10%,
                                     2/15/10                                                             824,258
Aaa       AAA                  230   Lehigh County Health East,
                                     Incorporated, (MBIA), 7.00%,
                                     7/1/15                                                              249,672
Aaa       AAA                5,000   Lehigh County, St. Luke's
                                     Hospital, (AMBAC), 6.25%,
                                     7/1/22                                                            5,294,200
Aaa       AAA                1,000   Montgomery County, Abington
                                     Memorial Hospital, (AMBAC),
                                     Variable, 6/1/11 (1)                                              1,175,740
Aaa       AAA                5,000   Philadelphia Hospital
                                     & Higher Education, PA Hospital,
                                     (FGIC), Variable, 2/15/12 (1)                                     5,011,450
Aaa       AAA                3,500   Sayre Health Care Facilities
                                     Authority, Guthrie Healthcare
                                     System, (AMBAC), 6.00%,
                                     3/1/21                                                            3,591,910
Aaa       AAA                1,500   Scranton-Lackawanna, Mercy
                                     Health Systems, (MBIA),
                                     6.90%, 1/1/23                                                     1,608,015
Aaa       AAA                7,500   Washington County, Shadyside
                                     Hospital, (AMBAC), 5.75%,
                                     12/15/14                                                          7,687,650
                                                                                                 ---------------
                                                                                                     $42,132,385
                                                                                                 ---------------
                                     Insured Lease - 3.3%
Aaa       AAA              $ 4,595   Harrisburg Authority, Dauphin
                                     County, Lease Revenue, (CGIC),
                                     6.25%, 6/1/10                                                   $ 5,007,723
Aaa       AAA                3,000   Northumberland County,
                                     Lease Revenue, (MBIA), 0%,
                                     10/15/12                                                          1,248,660
Aaa       AAA               10,000   Commonwealth of Pennsylvania,
                                     Lease Revenue, (AMBAC),
                                     5.00%, 7/1/15                                                     9,499,000
                                                                                                 ---------------
                                                                                                     $15,755,383
                                                                                                 ---------------
                                     Insured Special Tax - 0.9%
Aaa       AAA              $ 4,895   PA Intergovernmental Special
                                     Tax, (MBIA), 5.00%,
                                     6/15/22                                                         $ 4,594,937
                                                                                                 ---------------
                                     Insured Transportation - 0.5%
Aaa       AAA              $ 2,500   Delaware River Port Authority
                                     (FGIC), 5.50%, 1/1/26                                           $ 2,515,050
                                                                                                 ---------------
                                     Insured Utilities - 5.5%
Aaa       AAA              $ 4,000   Beaver County IDA, Ohio
                                     Edison Company, (FGIC),
                                     7.00%, 6/1/21                                                   $ 4,375,800
Aaa       AAA               10,000   Beaver County IDA, Ohio
                                     Edison Company, (FGIC),
                                     7.05%, 10/1/20                                                   11,194,400
Aaa       AAA                3,800   Puerto Rico Electric Power
                                     Authority, (FSA), Variable,
                                     7/1/02 (1)                                                        4,377,258
Aaa       AAA                6,050   Lehigh County IDA, PA
                                     Power & Light Company,
                                     (MBIA), 6.15%, 8/1/29                                             6,413,363
                                                                                                 ---------------
                                                                                                     $26,360,821
                                                                                                 ---------------
                                     Insured Water & Sewer - 3.5%
Aaa       AAA              $ 2,750   Allegheny County, Sewer
                                     Revenue, (FGIC), 0%,
                                     12/1/08                                                         $ 1,420,292
Aaa       AAA                2,500   Philadelphia Water and
                                     Wastewater, (FGIC), Variable,
                                     6/15/12 (1)                                                       2,613,975
Aaa       AAA                9,000   Philadelphia Water and
                                     Wastewater, (CGIC), 5.50%,
                                     6/15/15                                                           9,025,380
Aaa       AAA                3,960   Philadelphia Water and
                                     Wastewater, (CGIC), 5.00%,
                                     6/15/16                                                           3,774,910
                                                                                                 ---------------
                                                                                                     $16,834,557
                                                                                                 ---------------
                                     Miscellaneous - 4.1%
NR        AA               $   870   Pennsylvania Infrastructure
                                     Investment Authority,
                                     Pennvest, 6.80%, 9/1/10                                         $   983,996
NR        A                 16,950   Pennsylvania Finance Authority,
                                     Beaver County, 6.60%,
                                     11/1/09                                                          18,649,238
                                                                                                 ---------------
                                                                                                     $19,633,234
                                                                                                 ---------------
                                     Nursing Homes - 2.0%
NR        NR               $ 3,500   Montgomery County IDA,
                                     Geriatric Health Care Institute,
                                     8.375%, 7/1/23                                                  $ 3,689,665
NR        NR                 1,460   Westmoreland County IDA,
                                     Highland Health System,
                                     9.25%, 6/1/22                                                     1,552,389
NR        NR                 1,190   Philadelphia Hospital &
                                     Higher Education Facilities,
                                     Protestant Home, 8.625%,
                                     7/1/21                                                            1,224,795
NR        NR                 2,750   Wilkens Area IDA, Fairview
                                     Extended Care, 10.25%,
                                     1/1/21                                                            3,158,980
                                                                                                 ---------------
                                                                                                     $ 9,625,829
                                                                                                 ---------------
                                     Special Tax Revenue - 0.4%
Baa1      A                $ 1,500   Puerto Rico Highway and
                                     Transportation Authority,
                                     5.50%, 7/1/13                                                   $ 1,537,185
Baa1      BBB+                 500   Puerto Rico Special Tax
                                     Revenue, 7.50%, 7/1/09                                              543,150
                                                                                                 ---------------
                                                                                                     $ 2,080,335
                                                                                                 ---------------
                                     Utilities - 3.6%
Baa3      BB+              $   500   Beaver County, IDA, Ohio
                                     Edison Company, 7.75%,
                                     9/1/24                                                          $   538,665
Baa1      BBB+               3,250   Delaware County, IDA,
                                     Philadelphia Electric Company,
                                     7.375%, 4/1/21                                                    3,547,668
Baa1      BBB+               4,070   Montgomery County, IDA,
                                     Philadelphia Electric Company,
                                     (AMT), 7.60%, 4/1/21                                              4,443,055
Baa1      A-                 3,370   Puerto Rico Electric Power
                                     Authority Power Revenue,
                                     0%, 7/1/17                                                        1,003,519
NR        NR                 1,500   Virgin Islands Water and
                                     Power Authority, 7.40%,
                                     7/1/11                                                            1,610,925
                                     Utilities - (continued)
A2        A                  6,025   Washington County IDA
                                     West Penn Power Company,
                                     6.05%, 4/1/14                                                     6,297,993
                                                                                                 ---------------
                                                                                                     $17,441,825
                                                                                                 ---------------
                                     Total Tax-Exempt Investments
                                     (identified cost, $449,367,988)                                $483,446,406
                                                                                                 ===============


(1) The above designated securities have been issued as inverse floater bonds.
The Portfolio primarily invests in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 28.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.9% to 15.0% of total investments.



                      See notes to financial statements



Municipals Portfolios
Financial Statements
Statements of Assets and Liabilities

January 31, 1996 (Unaudited)
                                                                  Connecticut        New Jersey      Pennsylvania
                                                                   Portfolio          Portfolio         Portfolio
                                                               --------------    --------------    --------------
Assets:
Investments -
Identified cost                                                  $190,611,515      $381,677,960      $449,367,988
Unrealized appreciation                                             8,620,661        30,612,939        34,078,418
                                                                 ------------      ------------      ------------
Total investments, at value (Note 1A)                            $199,232,176      $412,290,899      $483,446,406
Cash                                                                  212,390         1,829,108         7,471,474
Receivable for investments sold                                     1,469,160         3,717,284            30,000
Interest receivable                                                 2,443,198         5,272,325         6,525,251
Deferred organization expenses (Note 1D)                                5,501             9,020            10,898
                                                                 ------------      ------------      ------------
Total assets                                                     $203,362,425      $423,118,636      $497,484,029
                                                                 ------------      ------------      ------------
Liabilities:
Payable for investments purchased                                  $1,906,920        $8,708,966        $4,905,639
Payable for daily variation margin on open
financial futures contracts (Note 1E)                                  13,500                 -                 -
Payable to affiliate -
Trustees' fees                                                            876             1,488             1,488
Accrued expenses                                                        7,556            13,914             3,607
                                                                 ------------      ------------      ------------
Total liabilities                                                  $1,928,852        $8,724,368        $4,910,734
                                                                 ------------      ------------      ------------
Net Assets applicable to investors' interest in Portfolio        $201,433,573      $414,394,268      $492,573,295
                                                                 ============      ============      ============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals          $192,906,345      $383,781,329      $458,494,877
Unrealized appreciation of investments and
financial futures contracts (computed
on the basis of identified cost)                                    8,527,228        30,612,939        34,078,418
                                                                 ------------      ------------      ------------
Total                                                            $201,433,573      $414,394,268      $492,573,295
                                                                 ------------      ------------      ------------
                                                         See notes to financial statements




Statement of Operations
Six Months Ended January 31, 1996 (Unaudited)
                                                        Connecticut         New Jersey      Pennsylvania
                                                           Portfolio         Portfolio         Portfolio
                                                         -----------       -----------       -----------
Investment Income (Note 1B):
Interest income                                           $5,910,733       $12,989,241       $15,739,768
                                                         -----------       -----------       -----------
Expenses -
Investment adviser fee (Note 2)                             $427,474          $957,368        $1,168,263
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                     5,176             9,183             9,388
Custodian fees (Note 2)                                       51,966            91,853           102,662
Legal and accounting services                                 30,242            38,571            40,671
Amortization of organization expenses (Note 1D)                1,322             2,250             2,660
Miscellaneous                                                 14,534            27,309            18,833
                                                         -----------       -----------       -----------
Total expenses                                              $530,714        $1,126,534        $1,342,477
Deduct - Reduction of custodian fee (Note 2)                  15,526            53,489           102,662
                                                         -----------       -----------       -----------
Net expenses                                                $515,188        $1,073,045        $1,239,815
                                                         -----------       -----------       -----------
Net investment income                                     $5,395,545       $11,916,196       $14,499,953
                                                         -----------       -----------       -----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss)  -
Investment transactions (identified cost basis)             $496,039        $1,942,528        $2,172,378
Financial futures contracts                                 (851,688)         (788,971)              612
                                                         -----------       -----------       -----------
Net realized gain (loss) on investments                    $(355,649)       $1,153,557        $2,172,990
                                                         -----------       -----------       -----------
Change in unrealized appreciation (depreciation) -
Investments                                              $10,174,997       $16,970,282       $20,097,215
Financial futures contracts                                 (204,892)          (45,304)                -
                                                         -----------       -----------       -----------
Net unrealized appreciation of investments                $9,970,105       $16,924,978       $20,097,215
                                                         -----------       -----------       -----------
Net realized and unrealized gain on investments           $9,614,456       $18,078,535       $22,270,205
                                                         -----------       -----------       -----------
Net increase in net assets from operations               $15,010,001       $29,994,731       $36,770,158
                                                         ===========       ===========       ===========

                                                        See notes to financial statements




Statement of Changes in Net Assets
Six months ended January 31, 1996 (Unaudited)
                                                                Connecticut        New Jersey      Pennsylvania
                                                                  Portfolio         Portfolio         Portfolio
                                                               ------------      ------------      ------------
Increase (Decrease) in Net Assets:

Net investment income                                            $5,395,545       $11,916,196       $14,499,953
Net realized gain (loss) on investment transactions                (355,649)        1,153,557         2,172,990
Change in unrealized appreciation of investments                  9,970,105        16,924,978        20,097,215
                                                               ------------      ------------      ------------
Net increase in net assets from operations                      $15,010,001       $29,994,731         36,770,158
                                                               ------------      ------------      ------------

Capital transactions -
Contributions                                                    $7,108,028       $13,522,474       $11,313,722
Withdrawals                                                     (15,960,245)      (40,161,359)      (57,760,889)
                                                               ------------      ------------      ------------
Decrease in net assets resulting from capital transactions      $(8,852,217)     $(26,638,885)     $(46,447,167)
                                                               ------------      ------------      ------------
Total increase (decrease) in net assets                          $6,157,784        $3,355,846       $(9,677,009)
Net Assets:
At beginning of period                                          195,275,789       411,038,422       502,250,304
                                                               ------------      ------------      ------------
At end of period                                               $201,433,573      $414,394,268      $492,573,295
                                                               ============      ============      ============

Year Ended July 31, 1995
                                                                Connecticut        New Jersey      Pennsylvania
                                                                  Portfolio         Portfolio         Portfolio
                                                               ------------      ------------      ------------
Increase (Decrease) in Net Assets:
From operations-
Net investment income                                           $11,005,611       $24,622,808       $30,623,550
Net realized loss on investment transactions                     (5,335,034)      (17,774,510)      (20,294,984)
Change in unrealized appreciation of investments                  4,533,624        16,631,954        19,002,225
                                                               ------------      ------------      ------------
Net increase in net assets from operations                      $10,204,201       $23,480,252       $29,330,791
                                                               ------------      ------------      ------------
Capital transactions -
Contributions                                                   $25,911,862       $43,487,001       $38,709,755
Withdrawals                                                     (32,878,239)      (79,782,847)     (102,576,381)
                                                               ------------      ------------      ------------
Decrease in net assets resulting from capital transactions      $(6,966,377)     $(36,295,846)     $(63,866,626)
                                                               ------------      ------------      ------------
Total increase (decrease) in net assets                          $3,237,824      $(12,815,594)     $(34,535,835)
Net Assets:
At beginning of year                                            192,037,965       423,854,016       536,786,139
                                                               ------------      ------------      ------------
At end of year                                                 $195,275,789      $411,038,422      $502,250,304
                                                               ============      ============      ============

                                                         See notes to financial statements






Supplementary Data

                                                                      Connecticut Portfolio
                                          ---------------------------------------------------------------------------
                                            Six months ended                     Year Ended
                                                   31-Jan-96   ------------------------------------------------------
                                                  (unaudited)         July 31, 1995   July 31, 1994*    Sept. 30, 1993**
                                          ---------------------------------------------------------------------------
Ratios (As a percentage of
average daily net assets):
Net expenses (1)                                        0.53%+             0.53%               0.47%+             0.46%+
Net investment income                                   5.39%+             5.77%               5.40%+             5.45%+
Portfolio Turnover                                      15%               29%                   10%               10%
Net Assets end of period (000 omitted)              $201,434           $195,276           $192,038           $159,848

                                                                      New Jersey Portfolio
                                          ---------------------------------------------------------------------------
                                            Six months ended                     Year Ended
                                                   31-Jan-96     ----------------------------------------------------
                                                  (unaudited)         July 31, 1995   July 31, 1994*    Sept. 30, 1993**
                                          ---------------------------------------------------------------------------
Ratios (As a percentage of
average daily net assets):
Net expenses (1)                                        0.54%+             0.52%               0.50%+             0.50%+
Net investment income                                   5.74%+             5.96%               5.62%+             5.67%+
Portfolio Turnover                                      21%                 54%                 25%                12%
Net Assets end of period (000 omitted)              $414,394           $411,038           $423,854           $393,677

                                                                      Pennsylvania Portfolio
                                          ---------------------------------------------------------------------------
                                            Six months ended                     Year Ended
                                                   31-Jan-96     ----------------------------------------------------
                                                  (unaudited)         July 31, 1995    July 31, 1994*    Sept. 30, 1993**
                                          ---------------------------------------------------------------------------
Ratios (as a percentage of
average daily net assets):
Net expenses (1)                                        0.54%+             0.49%               0.48%+             0.50%+
Net investment income                                   5.82%+             6.02%               5.66%+             5.71%+
Portfolio Turnover                                        15%               44%                 21%               17%
Net Assets end of period (000 omitted)              $492,573           $502,250           $536,786           $497,001

+ Annualized.
*For the ten months ended July 31, 1994.
**For the period from the start of business, February 1, 1993, to September 30, 1993.
(1) The annualized expense ratios for this six month period ended January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase their expense ratio by the effect of any expense offset arrangements with their service providers. The expense ratios for each of the two years ended
July 31, 1995 and the period ended September 30, 1993 have not been adjusted to reflect this change.


                                                      See notes to financial statements







Notes to Financial Statements

(Unaudited)

(1) Significant Accounting Policies
Connecticut Municipals Portfolio ("Connecticut Portfolio"), New Jersey Municipals Portfolio ("New Jersey Portfolio") and Pennsylvania Municipals Portfolio ("Pennsylvania Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in comformity with generally accepted accounting principles.

A. Investment Valuations - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. Deferred Organization Expenses - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts - Upon entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. When-issued and Delayed Delivery Transactions - The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G. Other - Investment transactions are accounted for on a trade date basis.

H. Interim Financial Information - The interim financial statements relating to January 31, 1996 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sales of securities).

For the six months ended January 31, 1996 each Portfolio paid advisory fees as follows:

Portfolio                Amount                  Effective Rate*
----------             ----------              ------------------
Connecticut           $  427,474                      0.43%
New Jersey               957,368                      0.47%
Pennsylvania           1,168,263                      0.47%

* Advisory fees paid as a percentage of average daily net assets
(annualized).

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

Investors Bank & Trust Company (IBT), serves as custodian of the Portfolios. Prior to November 10, 1995, IBT was an affiliate of EVM and BMR. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custody fees are reflected as a reduction of operating expense on the statements of operations. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 1996, no significant amounts have been deferred.

(3) Investments
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six-months ended January 31, 1996, were as follows:

                                        Connecticut Portfolio             New Jersey Portfolio           Pennsylvania Portfolio
                                     --------------------------        --------------------------      --------------------------
Purchases                                   $29,516,260                       $84,966,403                    $ 72,937,855
Sales                                        32,117,333                        96,415,333                     103,247,490

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 1996, as computed on a federal income tax basis, were as follows:


                                        Connecticut Portfolio             New Jersey Portfolio           Pennsylvania Portfolio
                                     --------------------------        --------------------------      --------------------------
Aggregate Cost                              $190,611,515                      $381,677,960                    $449,367,988
                                          --------------                    --------------                  --------------
Gross unrealized appreciation               $  8,948,596                      $ 30,730,423                    $ 34,849,073
Gross unrealized depreciation                    687,935                           117,484                         770,655
                                          --------------                    --------------                  --------------
   Net unrealized appreciation              $  8,260,661                      $ 30,612,939                    $ 34,078,418
                                          --------------                    --------------                  --------------
                                          --------------                    --------------                  --------------

(5) Line of Credit
The Portfolios participate with other Portfolios and Funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each Portfolio or Fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate.
In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Connecticut Portfolio, New Jersey Portfolio and Pennsylvania Portfolio did not have any significant borrowings or allocated fees during the period.


(6) Financial Instruments
The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 1996 is as follows:

                     Futures Contracts                                                                     Net Unrealized
Portfolio             Expiration Date                  Contracts                     Position               Depreciation
----------            ---------------                  ---------                     --------               ------------
Connecticut                3/96                    54 U.S. Treasury Bonds             Short                    $93,433
                                                                                                               -------
                                                                                                               -------

At January 31, 1996 the Connecticut Portfolio had sufficient cash and/or securities to cover margin requirements on open financial futures contracts. The New Jersey and Pennsylvania Portfolios did not have any open obligations under these financial instruments at January 31, 1996.




INVESTMENT MANAGEMENT
OFFICERS

THOMAS J. FETTER
President

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President & Portfolio
Manager of New Jersey Municipals
Portfolio

NICOLE ANDERES
Vice President & Portfolio
Manager of Connecticut Municipals
Portfolio

TIMOTHY T. BROWSE
Vice President & Portfolio
Manager of Pennsylvania Municipals
Portfolio

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

NORTON H. REAMER
President and Director, United Asset Management Corporation

JOHN L. THORNDIKE
Director, Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Adviser and Consultant